RECEIVED 2007 NOV 22 AM 12:01 091-02328

SEC / MR

07082578

For Internal Use Only
SEC File No. 9-

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
MSCI Canada Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
EWC

PROCESSED

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Toronto Stock Exchange

DEC 1 9 2007

8. Settlement Methodology of New Derivative Securities Product:
Regular Way trades settle on T+3/Book entry only held in DTC

THOMSON FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date: 11/20/07

Act	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 2 2 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED
2007 NOV 22 AM 12:01
SEC / MR

November 20, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20003

Re: Form 19b-4(e) – Various Funds to Trade on XLE

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following ETFs:

ETF	Symbol
iShares MSCI Canada Index Fund	EWC
iShares MSCI Emerging Markets Index Fund	EEM
iShares MSCI EAFE Index Fund	EFA
iShares MSCI EAFE Value Index Fund	EFV
iShares S&P Euro 350 Index Fund	IEV
SPDR DJ Global Titans ETF	DGT
Vanguard Emerging Markets Stock Index Fund	VWO

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 2 2 2007

END